Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
OPERATING ACTIVITIES:
Net loss	$ (469,000)	$ (2,079,000)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	142,000	93,000
Stock-based compensation	107,000	130,000
Change in allowance for doubtful accounts	6,000	40,000
Forgiveness of PPP SBA loan	(335,000)	0
Loss on sale of fixed asset	5,000	0
Changes in operating assets and liabilities:
Accounts receivable	(1,142,000)	(880,000)
Inventory	374,000	177,000
Prepaid expenses and other current assets	(80,000)	73,000
Accounts payable	186,000	366,000
Accrued expenses	495,000	223,000
Taxes payable	6,000	(3,000)
Other liabilities	3,000	3,000
Net cash used in operating activities	(702,000)	(1,857,000)
INVESTING ACTIVITIES:
Sale of fixed assets	4,000	0
Purchase of fixed assets	(35,000)	(184,000)
Net cash used in investing activities	(31,000)	(184,000)
FINANCING ACTIVITIES:
Proceeds from exercise of stock options	295,000	0
Proceeds from issuance of convertible notes, net	1,741,000
Proceeds from PPP SBA loan	0	335,000
Payment of taxes on RSU withholding	0	(6,000)
Net cash provided by financing activities	2,036,000	329,000
Net change in cash and cash equivalents	1,303,000	(1,712,000)
Effect of exchange rate changes on cash	5,000	(6,000)
Cash and cash equivalents, beginning of period	4,614,000	5,969,000
Cash and cash equivalents, end of period	5,922,000	4,251,000
Supplemental disclosure:
Income taxes	16,000	17,000
Supplemental disclosure of non-cash transactions:
Conversion of notes payable	1,621,000	0
Recognition of lease liability and right-of-use asset	0	556,000
Beneficial conversion feature on convertible notes and accrued interest	$ 4,000	$ 9,000